Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,175,472
Total Corporate Bonds (identified cost $2,080,000)		$ 2,175,472

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$6,009	$ 5,728,392
Total Tax-Exempt Mortgage-Backed Securities (identified cost $5,893,479)		$ 5,728,392

Tax-Exempt Municipal Obligations — 86.2%
Security	Principal Amount (000's omitted)	Value
Education — 8.3%
California Enterprise Development Authority, (Castilleja School Foundation):
4.00%, 6/1/54	$1,175	$ 1,099,412
5.00%, 6/1/49	2,500	2,736,025
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	1,000	962,360
4.00%, 6/1/53	2,000	1,886,560
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,910	13,732,091
4.00%, 12/1/54	6,000	5,856,660
California Enterprise Development Authority, (The Rocklin Academy):
5.00%, 6/1/54(1)	500	507,400
5.00%, 6/1/64(1)	2,920	2,948,645
California Infrastructure and Economic Development Bank, (Equitable School Revolving Fund LLC):
5.00%, 11/1/35	130	147,469
5.00%, 11/1/42	275	302,803
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.50%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,750	5,745,400
Security	Principal Amount (000's omitted)	Value
Education (continued)
California Municipal Finance Authority (St. Ignatius College Preparatory):
5.00%, 9/1/43	$985	$ 1,097,241
5.00%, 9/1/49	3,150	3,441,595
5.00%, 9/1/54	4,000	4,334,080
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(1)	1,000	988,790
5.00%, 7/1/39(1)	270	286,764
5.00%, 7/1/49(1)	1,000	1,031,000
5.00%, 7/1/59(1)	1,700	1,726,826
California School Finance Authority, (Granada Hills Charter Obligated Group):
5.00%, 7/1/54(1)	1,050	1,079,222
5.00%, 7/1/64(1)	3,000	3,061,470
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	593,256
5.00%, 8/1/38(1)	2,500	2,558,650
University of California, 4.00%, 5/15/40	11,875	11,877,494
University of California Medical Center, 5.00%, 5/15/47	11,240	12,105,368
		$ 80,106,581
Electric Utilities — 3.4%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/42	$6,525	$ 6,724,991
5.00%, 7/1/49	9,185	9,526,866
5.00%, 7/1/52	3,340	3,613,847
Southern California Public Power Authority, CA, (Southern Transmission System), 5.25%, 7/1/53	9,055	10,004,688
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	1,190	1,042,904
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,556,022
		$ 32,469,318
General Obligations — 26.8%
ABC Unified School District, CA, (Election of 2018):
4.00%, 8/1/46	$1,990	$ 1,999,612
4.00%, 8/1/47	5,780	5,797,167
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	7,750	6,483,572
0.00%, 8/1/32	6,465	5,036,881
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	9,960	9,157,821

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
4.00%, 3/1/37	$11,500	$ 11,842,125
4.55%, 12/1/37	1,000	1,062,790
5.00%, 11/1/42	10,000	11,033,800
Chico Unified School District, CA, 4.00%, 8/1/37	2,200	2,199,670
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,049,367
Culver City Unified School District, CA, (Election of 2024):
4.00%, 8/1/44	6,640	6,639,734
4.00%, 8/1/46	3,185	3,187,771
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	590	520,946
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,329,567
Folsom Cordova Unified School District, CA:
5.00%, 10/1/33(3)	1,120	1,258,802
5.00%, 10/1/33(3)	1,430	1,607,220
5.00%, 10/1/34(3)	1,260	1,424,972
5.00%, 10/1/35(3)	1,400	1,576,512
5.00%, 10/1/36(3)	1,560	1,752,910
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	2,000	1,999,980
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	1,800	1,830,348
4.00%, 8/1/42	2,000	2,027,740
4.00%, 8/1/43	1,695	1,713,221
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	2,000	2,019,580
Kentfield School District, CA:
5.00%, 8/1/35(3)	2,340	2,668,817
5.00%, 8/1/37(3)	1,725	1,947,697
5.00%, 8/1/39(3)	1,000	1,118,230
5.00%, 8/1/40(3)	1,150	1,280,226
5.00%, 8/1/41(3)	985	1,088,514
5.00%, 8/1/42(3)	1,075	1,180,780
5.00%, 8/1/44(3)	1,630	1,770,979
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,723,845
5.25%, 8/1/41	1,000	1,131,360
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,363,252
5.50%, 8/1/43	1,780	2,055,651
5.75%, 8/1/50	4,000	4,639,200
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	$2,095	$ 2,101,620
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,606,160
Los Angeles Unified School District, CA, (Election of 2008), 4.00%, 7/1/40	18,000	17,999,820
Madera Unified School District, CA, (Election of 2018):
5.00%, 8/1/43	1,435	1,627,233
5.00%, 8/1/46	3,250	3,616,210
Mill Valley School District, CA, (Election of 2022):
4.00%, 8/1/43	540	548,786
4.00%, 8/1/45	1,145	1,151,481
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,780	3,958,832
4.00%, 8/1/40	4,075	4,218,644
4.00%, 8/1/42	2,360	2,408,168
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,000	11,000,000
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,366,548
5.25%, 8/1/41	2,440	2,750,026
5.25%, 8/1/42	2,000	2,245,420
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	1,000	1,027,200
4.00%, 9/1/39	2,200	2,247,762
4.00%, 9/1/40	1,300	1,323,452
4.00%, 9/1/41	1,100	1,116,533
4.00%, 9/1/42	1,250	1,266,225
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	10,040,000
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	15,995	12,036,717
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	3,300	3,040,653
Placentia-Yorba Linda Unified School District, CA, 3.00%, 8/1/39	2,000	1,789,800
Puerto Rico:
0.00%, 7/1/33	638	432,136
5.625%, 7/1/29	3,045	3,245,391
Rowland Unified School District, CA, 4.00%, 8/1/43	1,390	1,419,593
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	5,835	5,885,589
San Carlos School District, CA:
4.00%, 10/1/43	2,060	2,109,543
4.00%, 10/1/44	40	40,593
5.00%, 10/1/42	500	564,560

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Carlos School District, CA, (Election of 2024):
5.00%, 10/1/42	$320	$ 361,318
5.00%, 10/1/43	400	449,056
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/42	60	68,575
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,640,032
4.00%, 9/1/42	2,000	2,041,960
San Rafael City Elementary School District, CA, (Election of 2022), 4.00%, 8/1/42	1,240	1,257,335
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,683,756
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,211,269
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	7,855	7,891,761
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,965	2,018,369
4.00%, 8/1/43	2,400	2,441,280
4.00%, 8/1/44	2,640	2,667,482
4.25%, 8/1/50	2,170	2,212,033
West Valley-Mission Community College District, CA, (Election of 2012), 4.00%, 8/1/40	4,420	4,420,354
		$259,069,934
Hospital — 7.2%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,501,320
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/43	1,825	1,967,770
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
3.00%, 8/15/51	7,565	6,057,069
5.00%, 8/15/51	4,620	4,923,488
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	8,956,929
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,808
5.00%, 11/15/35	1,050	1,051,092
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00%, 11/1/47	21,500	24,966,875
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,015,990
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,057,930
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	$1,320	$ 1,400,388
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/26	500	505,700
Series 2017A, 5.00%, 11/1/25	800	804,360
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	432,437
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,084,900
University of California Medical Center:
3.70%, 5/15/45(4)	3,000	3,000,000
5.00%, 5/15/41	5,000	5,091,700
		$ 69,553,756
Housing — 2.2%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,499,985
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	5,000	4,962,900
California Municipal Finance Authority (Caritas Corp.):
Social Bonds, 5.00%, 8/15/49	1,000	1,052,730
Social Bonds, 5.00%, 8/15/54	1,000	1,046,500
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,385	2,400,479
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	5,000	3,384,150
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	2,525	1,745,330
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,092,875
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,625	1,468,090
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,452,025
		$ 21,105,064
Industrial Development Revenue — 2.0%
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	$2,000	$ 2,048,760
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	10,130	9,981,292

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	$4,500	$ 4,500,720
(AMT), 4.25% to 12/1/25 (Put Date), 12/1/44	3,000	3,000,150
		$ 19,530,922
Insured - Electric Utilities — 0.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$2,100	$ 2,078,307
		$ 2,078,307
Insured - General Obligations — 3.2%
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	$1,500	$ 1,735,890
Folsom Cordova Unified School District, CA, (AGM), 4.00%, 10/1/39	2,900	2,900,319
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,409,516
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,134,110
Lemoore Union Elementary School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/53	1,000	1,084,740
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	3,004,061
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,633,175
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,297,284
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,113,930
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,482,650
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,616,890
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.125%, 8/1/42	1,000	1,017,390
		$ 30,429,955
Insured - Hospital — 1.4%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$5,530	$ 5,543,880
California Health Facilities Financing Authority, (Cedars-Sinai Health System), (BAM), 3.00%, 8/15/51	10,000	8,215,200
		$ 13,759,080
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.6%
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	$1,000	$ 1,017,780
(BAM), 4.00%, 9/1/42	1,000	1,002,610
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Project), (AGM), 5.00%, 8/1/48	2,000	2,169,300
Temecula Valley Unified School District Financing Authority, CA, (BAM), 5.00%, 9/1/35	1,710	2,008,805
		$ 6,198,495
Insured - Transportation — 0.1%
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	$1,000	$ 1,060,770
		$ 1,060,770
Insured - Water and Sewer — 0.4%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,545	$ 3,544,929
		$ 3,544,929
Other Revenue — 6.3%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,399,540
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	15,000	15,800,250
Green Bonds, 5.00% to 9/1/32 (Put Date), 2/1/55	10,000	10,755,300
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	7,000	7,387,380
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	10,020	10,615,589
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,355	4,741,550
California Public Finance Authority, (Hazelden Betty Ford Foundation):
5.00%, 11/1/49(3)	750	789,180
5.00%, 11/1/54(3)	2,000	2,096,320
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	447,476
		$ 61,032,585
Senior Living/Life Care — 1.6%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,499,865
5.25%, 11/15/48	1,645	1,714,057
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	3,790	3,671,335
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	2,510	2,447,225
Green Bonds, 5.00%, 11/15/46(1)	1,075	1,014,865

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (Moldaw Residences):
5.00%, 11/1/39	$3,000	$ 3,328,470
5.00%, 11/1/49	2,000	2,147,080
		$ 15,822,897
Special Tax Revenue — 0.4%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,192,527
5.00%, 9/1/38	1,000	1,035,460
Series 2018, 5.00%, 9/1/32	625	648,812
Series 2018, 5.00%, 9/1/34	765	793,588
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	125,975
		$ 3,796,362
Transportation — 15.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
3.90%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,929,800
4.05%, (SIFMA + 0.45%), 4/1/56(2)	800	796,232
(LOC: Bank of America, N.A.), 3.70%, 4/1/59(4)	3,200	3,200,000
(LOC: Barclays Bank PLC), 3.60%, 4/1/55(4)	6,750	6,750,000
(LOC: Barclays Bank PLC), 3.70%, 4/1/55(4)	4,150	4,150,000
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	2,500	2,660,800
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	4,170	4,284,967
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,627,311
(AMT), 5.00%, 12/31/43	9,220	9,307,129
(AMT), 5.00%, 12/31/47	2,650	2,664,814
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,291,131
(AMT), 5.00%, 5/15/41	10,635	10,655,526
(AMT), 5.00%, 5/15/44	3,700	3,792,204
(AMT), 5.00%, 5/15/45	4,670	4,675,838
(AMT), 5.00%, 5/15/48	2,520	2,581,816
(AMT), 5.00%, 5/15/49	8,900	9,080,136
(AMT), 5.25%, 5/15/48	9,395	9,663,979
(AMT), 5.50%, 5/15/47	10,000	10,759,600
Sacramento County, CA, Airport System Revenue, 5.00%, 7/1/54	2,000	2,163,120
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	$5,770	$ 5,944,023
(AMT), 5.00%, 7/1/39	3,000	3,245,670
(AMT), 5.00%, 7/1/42	6,850	7,324,225
(AMT), 5.00%, 7/1/43	7,240	7,712,482
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	4,450	4,482,218
(AMT), 5.00%, 5/1/43	5,015	5,094,036
(AMT), 5.00%, 5/1/46	2,985	3,000,074
(AMT), 5.00%, 5/1/49	5,000	5,108,200
(AMT), 5.75%, 5/1/48	9,500	10,479,260
		$150,424,591
Water and Sewer — 6.5%
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/41	$12,325	$ 13,397,275
5.00%, 7/1/47	5,920	6,316,640
(SPA: Barclays Bank PLC), 3.60%, 7/1/45(4)	1,250	1,250,000
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/48	7,875	8,191,024
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,868,223
San Diego Public Facilities Financing Authority, CA, 5.00%, 5/15/46	9,000	9,980,010
San Francisco City and County Public Utilities Commission, CA, Water Revenue, 4.00%, 11/1/39	15,010	15,032,815
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,827,028
		$ 62,863,015
Total Tax-Exempt Municipal Obligations (identified cost $821,246,124)		$832,846,561

Taxable Municipal Obligations — 14.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,415	$ 2,108,899
University of California:
3.063%, 7/1/25	3,825	3,802,470

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California: (continued)
4.40%, 7/1/41(5)	$4,500	$ 4,500,000
		$ 10,411,369
General Obligations — 3.4%
California:
2.40%, 10/1/25	$4,640	$ 4,573,323
7.50%, 4/1/34(6)	8,000	9,136,160
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,046,127
4.812%, 6/1/32	2,870	2,866,987
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,572,650
Los Angeles, CA, 3.00%, 9/1/26	2,820	2,765,771
Palmdale School District, CA, 1.67%, 8/1/29	500	438,635
San Diego Community College District, CA, 2.013%, 8/1/30	2,600	2,269,436
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.446%, 7/1/25	5,000	5,001,800
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	953,723
		$ 32,624,612
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,150	$ 2,125,619
		$ 2,125,619
Housing — 1.3%
California Municipal Finance Authority, (View At San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 9,988,700
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	564,293
3.20%, 6/15/56	3,685	2,280,131
		$ 12,833,124
Insured - General Obligations — 0.0%(7)
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 385,840
		$ 385,840
Insured - Lease Revenue/Certificates of Participation — 0.8%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,736,332
		$ 7,736,332
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 895,030
(BAM), 2.307%, 9/1/31	1,500	1,252,950
		$ 2,147,980
Insured - Transportation — 1.5%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 6,176,663
(AMBAC), 0.00%, 10/1/27	740	646,523
(AMBAC), 0.00%, 10/1/28	1,010	837,694
San Joaquin Hills Transportation Corridor Agency, CA, (AGM), 2.303%, 1/15/28	7,145	6,679,361
		$ 14,340,241
Lease Revenue/Certificates of Participation — 0.7%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,017,220
4.879%, 4/1/29	1,500	1,507,515
4.917%, 4/1/27	2,000	2,014,880
		$ 6,539,615
Special Tax Revenue — 0.7%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,648,971
4.726%, 7/1/27	2,000	2,015,760
4.792%, 7/1/26	1,250	1,259,225
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	800	785,536
Successor Agency to San Diego Redevelopment Agency, CA:
3.625%, 9/1/25	250	248,797
3.75%, 9/1/26	250	247,265
		$ 6,205,554
Transportation — 0.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.574%, 4/1/31	$5,145	$ 4,698,465
		$ 4,698,465
Water and Sewer — 3.6%
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 3.044%, 6/1/25	$2,000	$ 1,988,380

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.40%, 7/1/37(5)	$33,200	$ 33,200,000
		$ 35,188,380
Total Taxable Municipal Obligations (identified cost $137,322,588)		$135,237,131
Total Investments — 101.0% (identified cost $966,542,191)		$975,987,556
Other Assets, Less Liabilities — (1.0)%		$ (9,731,695)
Net Assets — 100.0%		$966,255,861
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $32,390,407 or 3.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(7)	Amount is less than 0.05%.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,175,472	$ —	$ 2,175,472
Tax-Exempt Mortgage-Backed Securities	—	5,728,392	—	5,728,392
Tax-Exempt Municipal Obligations	—	832,846,561	—	832,846,561
Taxable Municipal Obligations	—	135,237,131	—	135,237,131
Total Investments	$ —	$975,987,556	$ —	$975,987,556
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.